Derivatives Derivatives (Schedule Of Cash Flow Hedges, AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (1.0)	$ 2.9	$ (1.8)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2.8)	(1.4)	(9.5)
Foreign Exchange Contracts on Intercompany Borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 1.8	$ 4.3	$ 7.7